Document and Entity Information	Dec. 30, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 30, 2024
Entity Registrant Name	GALERA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39114
Entity Tax Identification Number	46-1454898
Entity Address Address Line 1	45 Liberty Blvd #230
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355
City Area Code	610
Local Phone Number	725-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001563577
Common Stock, $0.001 par value per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GRTX
Security Exchange Name	NONE
Series A Junior Participating Preferred Stock (Purchase Rights) [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Stock(Purchase Rights)
Security Exchange Name	NONE
No Trading Symbol Flag	true